Document and Entity Information	Aug. 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 16, 2022
Entity Registrant Name	APX ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41125
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Juan Salvador Agraz 65
Entity Address, Address Line Two	Contadero, Cuajimalpa de Morelos
Entity Address, City or Town	Mexico City
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	05370
City Area Code	55
Local Phone Number	4744 1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001868573
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APXIW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Subject to Possible Redemption [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ